Related Party Disclosures - Summary of Compensation of Key Management Personnel (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	£ 1,658	£ 1,686	£ 1,687
Pension and other benefits	79	69	72
Share-based payments	3,377	1,976	893
Key management personnel compensation	£ 5,114	£ 3,731	£ 2,652